Revenue and Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues and Accounts Receivable [Abstract]
Total revenues	$ 108,938	$ 75,173	$ 36,491
Accounts receivable, net	8,280	9,110
Deferred revenue	0	1,378
Revenues [Abstract]
Maximum loss if charterers failed to perform	7,947	6,440
Time Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	57,975	8,131	10,282
Accounts receivable, net	2,638	34
Deferred revenue	0	1,378
Pool Arrangements [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	48,332	43,712	2,603
Accounts receivable, net	5,213	6,440
Voyage Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	2,631	23,330	$ 23,606
Accounts receivable, net	429	2,636
Contract assets	$ 103	$ 167
Revenues [Member] | Customer Concentration Risk [Member] | Charterer A [Member]
Revenues [Abstract]
Concentration risk percentage	11.00%	0.00%	26.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer B [Member]
Revenues [Abstract]
Concentration risk percentage	28.00%	0.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer C [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	0.00%	17.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer D [Member]
Revenues [Abstract]
Concentration risk percentage	13.00%	41.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer E [Member]
Revenues [Abstract]
Concentration risk percentage	32.00%	18.00%	0.00%